Schedule of changes in fair value of derivative assets (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Translation adjustment	$ 808
Level 3 of fair value hierarchy [member] | June 2026 convertible senior notes [member]
IfrsStatementLineItems [Line Items]
Balance, beginning of period
Issuances	132,218
Change in fair value	(87,758)
Translation adjustment	808
Balance, end of period	$ 45,268